Shareholders' Equity (Details) - Schedule of share-based compensation expense recognized - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shareholders' Equity (Details) - Schedule of share-based compensation expense recognized [Line Items]
Total share-based compensation expense	$ 4,307	$ 4,750	$ 4,577
Research and development [Member]
Shareholders' Equity (Details) - Schedule of share-based compensation expense recognized [Line Items]
Total share-based compensation expense	2,081	2,203	1,806
Marketing and business development [Member]
Shareholders' Equity (Details) - Schedule of share-based compensation expense recognized [Line Items]
Total share-based compensation expense	383	317	140
General and administrative [Member]
Shareholders' Equity (Details) - Schedule of share-based compensation expense recognized [Line Items]
Total share-based compensation expense	$ 1,843	$ 2,230	$ 2,631